About the presentation of our financial statements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of initial application of standards or interpretations [abstract]
Summary of principal exchange rate used in preparation of financial statements	The principal exchange rates used in the preparation of the financial statements were:

	Full-year average			Year-end
One unit of local currency buys the following number of US dollars	2023	2022	2021	2023	2022	2021
Pound sterling	1.24	1.24	1.38	1.28	1.21	1.35
Australian dollar	0.66	0.69	0.75	0.69	0.68	0.73
Canadian dollar	0.74	0.77	0.80	0.76	0.74	0.78
Euro	1.08	1.05	1.18	1.11	1.07	1.13
South African rand	0.054	0.061	0.068	0.054	0.059	0.063

Impact on equity attributable to owners due to amendments	. The impact on equity attributable
to owners of Rio Tinto at 1 January 2023 of implementing the amendments to IAS 12 is as follows:

At 1 January	2023 US$m	2022 US$m	2021 US$m
Equity attributable to owners of Rio Tinto (previously reported)	50,175	51,415	47,054
Impact of IAS 12 amendments(a)	459	515	516
Restated equity attributable to owners of Rio Tinto	50,634	51,930	47,570
(a)Retained earnings adjustments at 1 January 2023 and 2022 include the impact of income statement adjustments for the years ended 31 December 2022 and 2021, respectively.

Restatement of deferred tax balances	The restatement of deferred tax balances for the comparative reporting date is as follows:

31 December 2022
US$m
Deferred tax assets (previously reported)	2,766
Impact of IAS 12 amendments	30
Deferred tax assets (restated)	2,796

Deferred tax liabilities (previously reported)	(3,601)
Impact of IAS 12 amendments	437
Deferred tax liabilities (restated)	(3,164)

Net impact of IAS 12 amendments on deferred tax balances	467
Comprising, prior to offsetting of balances:
Deferred tax assets arising from:
- Provisions and other liabilities	1,586
- Capital allowances	(57)
1,529
Deferred tax liabilities arising from Capital allowances	(1,062)
Restatement of pre-offset balances at 31 December 2022 represents additional gross deferred tax liabilities of US$922 million and gross deferred tax assets of US$1,380 million in relation to close-down and restoration obligations and related capitalised closure costs, and additional gross deferred tax liabilities of US$140 million and gross deferred tax assets of US$149 million in relation to lease liabilities and related right-of-use assets.
The impact of restatement on net earnings for the years ended
31 December 2021 and 31 December 2022 were a net credit of
US$22 million and net charge of US$28 million, respectively, related to depreciation of closure and right of use assets and settlement of closure and lease liabilities.